Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt

(in thousands of $)	December 31, 2024	December 31, 2023
Total debt, net of deferred finance charges	713,887	439,496
Less: Current portion of long-term debt, net of deferred finance charges	(24,304)	(19,795)
Long-term debt, net of deferred finance charges	689,583	419,701

Schedule of long-term debt instruments

(in thousands of $)	December 31, 2024	December 31, 2023	Maturity dates
Vessel financing (Mount Norefjell)	58,810	61,297	March 2030
Vessel financing (Mount Ita)	58,814	61,302	March 2030
Vessel financing (Mount Etna)	59,346	61,812	April 2030
Vessel financing (Mount Blanc)	59,253	61,681	May 2030
Vessel financing (Mount Matterhorn)	60,495	62,509	July 2030
Vessel financing (Mount Neblina)	60,494	62,509	August 2030
Vessel financing (Mount Hua)	61,535	13,683	January 2031
Vessel financing (Mount Bandeira)	61,535	13,683	January 2031
Vessel financing (Mount Elbrus)	61,535	13,783	January 2031
Vessel financing (Mount Denali)	62,025	13,783	April 2031
Vessel financing (Mount Aconcagua)	62,024	13,783	June 2031
Vessel financing (Mount Emai)	62,024	13,783	June 2031
Total debt, gross	727,890	453,608
Less: Deferred finance charges	(14,003)	(14,112)
Total debt, net of deferred finance charges	713,887	439,496

Schedule of maturities of long-term debt
The outstanding debt as of December 31, 2024, is repayable as follows:

Year ending December 31
(in thousands of $)
2025	26,913
2026	26,064
2027	27,539
2028	29,563
2029	31,525
Thereafter	586,286
Total	727,890
Deferred finance charges	(14,003)
Total debt, net of deferred finance charges	713,887